Condensed Balance Sheets - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash		$ 1,467,723	$ 12,031
Prepaid expenses		344,648	0
Due from sponsor		625
Total Current Assets		1,812,996	12,031
Marketable securities held in Trust Account		175,003,740	0
Deferred offering costs		0	177,937
TOTAL ASSETS		176,816,736	189,968
Current liabilities
Accounts payable and accrued expenses		240,998	758
Accrued offering costs		0	105,841
Promissory note – related party		0	60,375
Total Current Liabilities		240,998	166,974
Warrant liabilities		3,674,600	0
Deferred underwriting fee payable		6,565,000	0
Total Liabilities		10,480,598	166,974
Commitments and Contingencies
Class A common stock subject to possible redemption, $10.00 per shares redemption value; 16,133,613 and no shares as of March 31, 2021 and December 31, 2020, respectively		161,336,130	0
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding		0	0
Additional paid-in capital		4,952,534	24,546
Retained earnings (accumulated deficit)		46,831	(2,006)
Total Stockholders' Equity		5,000,008	22,994
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		176,816,736	189,968
Class A Common stock
Stockholders' Equity
Common stock		191	0
Class B Common Stock
Stockholders' Equity
Common stock	[1]	$ 452	$ 454	[2],[3]

[1]	As of December 31, 2020, shares included up to 573,750 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. Due to the underwriter’s partial exercise of the over-allotment option on January 11, 2021, the Sponsor (as defined below) forfeited 23,750 shares of Class B common stock, resulting in 4,511,250 Founder Shares (as defined below) outstanding as of March 31, 2021.
[2]	Includes up to 573,750 shares of Class B common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriters. Due to the underwriter’s partial exercise of the over-allotment on January 11, 2021, the Sponsor forfeited 23,750 shares of Class B common stock resulting in 4,511,250 Founder Shares outstanding.
[3]	The Company effected a stock dividend on January 7, 2021 of 1.17259212 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in an aggregate of 4,535,000 shares of Class B common stock outstanding. All share and per share amounts have been retroactively restated to reflect the stock dividend (see Note 5).